LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt [Line Items]
Long-term debt, net		$ 7,472,620	$ 8,412,508
Current portion of long-term debt, net		0	(322,500)
Non current portion of long-term debt, net		7,472,620	8,090,008
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net		128	128
Total Credit Facility [Member] | 2020 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[1]	1,052,515	1,899,203
Total Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[2]	128	128
Senior Notes [Member] | 2017 4.875% Senior Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		994,254	990,448
Senior Notes [Member] | 2019 5.250% Senior Notes, due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		497,859	497,019
Senior Notes [Member] | 2019 5.625% Senior Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		596,642	595,822
Senior Notes [Member] | 2019 5.375% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,148,366	1,148,155
Senior Notes [Member] | 2020 5.750% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		847,683	847,257
Senior Notes [Member] | 2020 6.000% SC Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		395,680	497,308
Senior Notes [Member] | 2020 6.500% SC Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		497,030	496,402
Senior Notes [Member] | 2021 5.000% Studio City Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,096,374	1,095,772
Senior Notes [Member] | 2022 7.000% Studio City Secured Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		$ 345,961	$ 344,866

[1]	As of December 31, 2023 and 2022, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $15,905 and $26,885 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet, respectively.
[2]	As of December 31, 2023 and 2022, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $278 and $333 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.